CONSOLIDATED STATEMENT OF FINANCIAL POSITION - ZAR (R) R in Millions	Jun. 30, 2021	Jun. 30, 2020
ASSETS
Non-current assets	R 3,675.3	R 3,485.4
Property, plant and equipment	2,809.7	2,621.1
Investments in rehabilitation obligation funds	652.2	626.0
Payment made under Protest	40.5	35.0
Other investments	167.1	195.3
Deferred tax assets	5.8	8.0
Current assets	2,672.7	2,189.8
Inventories	340.0	323.4
Current tax receivable	8.6	4.9
Trade and other receivables	144.1	146.4
Cash and cash equivalents	2,180.0	1,715.1
TOTAL ASSETS	6,348.0	5,675.2
EQUITY AND LIABILITIES
Equity	4,820.4	4,040.2
Stated share capital	6,157.9	6,157.9
Retained earnings	(1,337.5)	(2,117.7)
Non-current liabilities	996.1	889.1
Provision for environmental rehabilitation	570.8	568.9
Deferred tax liabilities	377.1	273.1
Liability for post-retirement medical benefits (2020: Employee benefits)	10.3	10.1
Lease liabilities	37.9	37.0
Current liabilities	531.5	745.9
Trade and other payables	509.8	478.8
Liability for cash-settled long-term incentive scheme (2020: Employee benefits)	0.0	227.6
Current portion of lease liabilities	16.9	10.1
Current tax liability	4.8	29.4
TOTAL LIABILITIES	1,527.6	1,635.0
TOTAL EQUITY AND LIABILITIES	R 6,348.0	R 5,675.2